UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09153
Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)
(617) 482-8260

(Registrant’s Telephone Number)
November 30

Date of Fiscal Year End
May 31, 2011

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Income Trusts Semiannual Report May 31, 2011

California (CEV) • Massachusetts (MMV) • Michigan (EMI) • New Jersey (EVJ)
New York (EVY) • Ohio (EVO) • Pennsylvania (EVP)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2011
Eaton Vance
Municipal Income Trusts
Table of Contents

Performance and Fund Profiles

California Municipal Income Trust	2
Massachusetts Municipal Income Trust	3
Michigan Municipal Income Trust	4
New Jersey Municipal Income Trust	5
New York Municipal Income Trust	6
Ohio Municipal Income Trust	7
Pennsylvania Municipal Income Trust	8

Endnotes and Additional Disclosures	9
Financial Statements	10
Annual Meeting of Shareholders	67
Board of Trustees’ Contract Approval	68
Officers and Trustees	71
Important Notices	72

Eaton Vance
California Municipal Income Trust
May 31, 2011
Portfolio Manager Cynthia J. Clemson
Performance1

NYSE Amex Symbol
Inception Date 1/29/99	CEV

% Average Annual Total Returns at net asset value (NAV)

Six Months	0.23
One Year	-0.84
Five Years	0.80
Ten Years	5.03

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-0.30
One Year	-0.81
Five Years	1.48
Ten Years	6.26

% Premium/Discount to NAV (5/31/11)	-0.44

% Market Yields[2]

Market Yield	7.45
Taxable-Equivalent Market Yield	12.81

% Total Leverage[3]

Auction Preferred Shares (APS)	32.1
Residual Interest Bond (RIB)	12.5

Comparative Performance[4]	% Return

Barclays Capital Long (22+) Municipal Bond Index

Six Months	1.43
One Year	1.49
Five Years	3.51
Ten Years	5.15

Lipper California Muni. Debt Funds Average at NAV*

Six Months	1.04
One Year	1.17
Five Years	2.55
Ten Years	5.06

*  Source: Lipper.
Fund Profile

Credit Quality5 (% of total investments)

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.3 Absent such securities the Fund’s credit quality (% of total investments) is as follows:

AAA	11.2	BBB	7.2
AA	42.6	BB	1.3
A	30.1	Not Rated	7.6

See Endnotes and Additional Disclosures on page 9.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Municipal Income Trust
May 31, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance1

NYSE Amex Symbol
Inception Date 1/29/99	MMV

% Average Annual Total Returns at NAV

Six Months	0.32
One Year	-0.37
Five Years	2.93
Ten Years	6.14

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-1.64
One Year	-3.92
Five Years	2.64
Ten Years	7.06

% Premium/Discount to NAV (5/31/11)	-0.60

% Market Yields[2]

Market Yield	6.83
Taxable-Equivalent Market Yield	11.10

% Total Leverage[3]

APS	32.6
RIB	7.9

Comparative Performance[4]	% Return

Barclays Capital Long (22+) Municipal Bond Index

Six Months	1.43
One Year	1.49
Five Years	3.51
Ten Years	5.15

Fund Profile

Credit Quality5 (% of total investments)

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.3 Absent such securities the Fund’s credit quality (% of total investments) is as follows:

AAA	13.1	BBB	8.7
AA	37.7	BB	1.3
A	35.5	Not Rated	3.7

See Endnotes and Additional Disclosures on page 9.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Michigan Municipal Income Trust
May 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol
Inception Date 1/29/99	EMI

% Average Annual Total Returns at NAV

Six Months	2.91
One Year	1.83
Five Years	3.11
Ten Years	5.53

% Average Annual Total Returns at market price, NYSE Amex

Six Months	3.37
One Year	2.47
Five Years	3.64
Ten Years	6.43

% Premium/Discount to NAV (5/31/11)	-5.64

% Market Yields[2]

Market Yield	7.13
Taxable-Equivalent Market Yield	11.47

% Total Leverage[3]

APS	39.3

Comparative Performance[4]	% Return

Barclays Capital Long (22+) Municipal Bond Index

Six Months	1.43
One Year	1.49
Five Years	3.51
Ten Years	5.15

Lipper Michigan Muni. Debt Funds Average at NAV*

Six Months	2.53
One Year	3.11
Five Years	4.02
Ten Years	5.42

*  Source: Lipper.
Fund Profile

Credit Quality5 (% of total investments)

See Endnotes and Additional Disclosures on page 9.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New Jersey Municipal Income Trust
May 31, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

NYSE Amex Symbol
Inception Date 1/29/99	EVJ

% Average Annual Total Returns at NAV

Six Months	1.41
One Year	-0.96
Five Years	2.95
Ten Years	5.99

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-0.01
One Year	-3.51
Five Years	3.12
Ten Years	7.65

% Premium/Discount to NAV (5/31/11)	0.54

% Market Yields[2]

Market Yield	7.29
Taxable-Equivalent Market Yield	12.32

% Total Leverage[3]

APS	31.8
RIB	10.7

Comparative Performance[4]	% Return

Barclays Capital Long (22+) Municipal Bond Index

Six Months	1.43
One Year	1.49
Five Years	3.51
Ten Years	5.15

Lipper New Jersey Muni. Debt Funds Average at NAV*

Six Months	1.48
One Year	1.76
Five Years	3.97
Ten Years	5.48

*  Source: Lipper.
Fund Profile

Credit Quality5 (% of total investments)

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB bond financing.3 Absent such securities the Fund’s credit quality (% of total investments) is as follows:

AAA	14.5	BBB	13.9
AA	35.0	B	1.1
A	34.8	Not Rated	0.7

See Endnotes and Additional Disclosures on page 9.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Income Trust
May 31, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance1

NYSE Amex Symbol
Inception Date 1/29/99	EVY

% Average Annual Total Returns at NAV

Six Months	2.11
One Year	1.12
Five Years	2.26
Ten Years	5.74

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-0.04
One Year	-1.44
Five Years	2.87
Ten Years	6.94

% Premium/Discount to NAV (5/31/11)	-0.32

% Market Yields[2]

Market Yield	7.08
Taxable-Equivalent Market Yield	11.97

% Total Leverage[3]

APS	27.1
RIB	16.4

Comparative Performance[4]	% Return

Barclays Capital Long (22+) Municipal Bond Index

Six Months	1.43
One Year	1.49
Five Years	3.51
Ten Years	5.15

Lipper New York Muni. Debt Funds Average at NAV*

Six Months	1.60
One Year	2.20
Five Years	3.34
Ten Years	5.38

*  Source: Lipper.
Fund Profile

Credit Quality5 (% of total investments)

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.3 Absent such securities the Fund’s credit quality (% of total investments) is as follows:

AAA	14.6	BB	1.2
AA	34.3	B	1.5
A	27.8	CC	0.8
BBB	11.7	Not Rated	8.1

See Endnotes and Additional Disclosures on page 9.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Ohio Municipal Income Trust
May 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol
Inception Date 1/29/99	EVO

% Average Annual Total Returns at NAV

Six Months	0.90
One Year	-0.60
Five Years	2.57
Ten Years	5.68

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-0.75
One Year	0.73
Five Years	3.56
Ten Years	6.47

% Premium/Discount to NAV (5/31/11)	0.23

% Market Yields[2]

Market Yield	6.93
Taxable-Equivalent Market Yield	11.33

% Total Leverage[3]

APS	37.4
RIB	2.4

Comparative Performance[4]	% Return

Barclays Capital Long (22+) Municipal Bond Index

Six Months	1.43
One Year	1.49
Five Years	3.51
Ten Years	5.15

Fund Profile

Credit Quality5 (% of total investments)

See Endnotes and Additional Disclosures on page 9.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Municipal Income Trust
May 31, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

NYSE Amex Symbol
Inception Date 1/29/99	EVP

% Average Annual Total Returns at NAV

Six Months	2.26
One Year	1.06
Five Years	3.40
Ten Years	5.90

% Average Annual Total Returns at market price, NYSE Amex

Six Months	3.99
One Year	0.91
Five Years	3.82
Ten Years	7.32

% Premium/Discount to NAV (5/31/11)	-1.37

% Market Yields[2]

Market Yield	6.68
Taxable-Equivalent Market Yield	10.60

% Total Leverage[3]

APS	36.2
RIB	2.8

Comparative Performance[4]	% Return

Barclays Capital Long (22+) Municipal Bond Index

Six Months	1.43
One Year	1.49
Five Years	3.51
Ten Years	5.15

Lipper Pennsylvania Muni. Debt Funds Average at NAV*

Six Months	2.14
One Year	2.64
Five Years	3.88
Ten Years	5.56

*  Source: Lipper.
Fund Profile

Credit Quality5 (% of total investments)

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.3 Absent such securities the Fund’s credit quality (% of total investments) is as follows:

AAA	3.7	BB	1.1
AA	47.3	CCC	1.9
A	35.3	CC	0.6
BBB	4.3	Not Rated	5.8

See Endnotes and Additional Disclosures on page 9.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Trusts
May 31, 2011
Endnotes and Additional Disclosures

1.	Performance results reflect the effects of leverage.

2.	Market yields are calculated by dividing the last regular distribution per share (annualized) by the market price. Taxable-equivalent performance is based on the highest combined federal and state income tax rates (41.86% for CA, 38.45% for MA, 37.83% for MI, 40.83% for NJ, 40.83% for NY, 38.85% for OH, 37.00% for PA). Lower tax rates would result in lower tax-equivalent performance. Actual tax rate will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The distribution declared on May 31, 2011 reflects a reduction of the monthly distribution for the Michigan, New Jersey and Ohio Funds. Distributions may be comprised of tax-exempt income, ordinary income, net realized capital gains and return of capital.

3.	RIB leverage represents the amount of Floating Rate Notes outstanding as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the Notes to the financial statements for more information about RIB financing. APS leverage represents the liquidation value of the Fund’s APS outstanding as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS, which could be reduced if Fund asset values decline. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

4.	The Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund. It is not possible to invest directly in an index or Lipper classification.

5.	Ratings are based on Moody, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.

Eaton Vance
California Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 177.9%

	Principal Amount
Security	(000’s omitted)	Value

Education — 22.1%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,171,366
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	201,441
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	275	276,213
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	743,577
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,770	2,539,204
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,803,632
California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(1)	4,000	4,010,240
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	247,290
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,609,346
San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,500	2,220,850
University of California, 5.25%, 5/15/39	1,250	1,288,887

		$19,112,046

Electric Utilities — 7.0%

Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$286,243
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,296,999
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,607,040
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	530	534,791
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,336,764

		$6,061,837

Escrowed / Prerefunded — 0.0%(2)

California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	$25	$32,512

		$32,512

General Obligations — 18.3%

California, 5.50%, 11/1/35	$1,600	$1,652,752
California, 6.00%, 4/1/38	750	800,310
California, (AMT), 5.05%, 12/1/36	1,590	1,460,924
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,797,764
San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	4,770	4,814,123
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(3)(4)	3,180	3,277,594

		$15,803,467

Hospital — 21.6%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,000	$1,004,460
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,310	2,111,386
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,608,369
California Infrastructure and Economic Development Bank, (Kaiser Hospital), 5.50%, 8/1/31	750	750,240
California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	1,245	1,136,150
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,150	1,056,701
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,350	1,219,306
California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,565	1,559,069
California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,750	1,736,770
California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,500	1,503,855
Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,870,588
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,416,793
Washington Township Health Care District, 5.25%, 7/1/29	700	645,407

		$18,619,094

Housing — 1.2%

Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$690	$649,076
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	406	375,144

		$1,024,220

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Industrial Development Revenue — 3.6%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,263,047
California Statewide Communities Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.80%, 9/1/46	2,000	1,815,660

		$3,078,707

Insured – Education — 7.2%

California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$2,660	$2,646,966
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	1,250	1,409,088
California State University, (AMBAC), 5.00%, 11/1/33	2,140	2,124,228

		$6,180,282

Insured – Electric Utilities — 6.7%

California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$2,500	$2,552,625
California Pollution Control Financing Authority, (Southern California Edison Co.), (NPFG), (AMT), 5.55%, 9/1/31	3,250	3,250,715

		$5,803,340

Insured – Escrowed / Prerefunded — 3.3%

Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$2,858,744

		$2,858,744

Insured – General Obligations — 5.1%

Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$1,435,584
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	992,213
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,014,307

		$4,442,104

Insured – Hospital — 14.3%

California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,897,709
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(3)	750	724,605
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27	15	15,008
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(3)	3,735	3,737,054
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(3)	5,000	4,930,050

		$12,304,426

Insured – Lease Revenue / Certificates of Participation — 11.8%

Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$5,510	$4,198,510
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	2,000	2,444,580
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(3)	3,500	3,527,335

		$10,170,425

Insured – Special Tax Revenue — 3.0%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$21,285	$1,172,378
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,355	877,108
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	5,270	514,931

		$2,564,417

Insured – Transportation — 9.4%

Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$1,391,450
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	7,950	1,931,850
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	740	703,525
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	10,000	1,474,900
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,320	1,232,141
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,384,223

		$8,118,089

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Water and Sewer — 6.5%

East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	$45	$46,977
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(3)	2,000	2,087,860
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	4,400	3,485,636

		$5,620,473

Other Revenue — 2.2%

California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$370,905
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	580	529,627
Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	980	576,113
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	640	441,216

		$1,917,861

Senior Living / Life Care — 1.6%

California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	$175	$155,423
California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	700	576,590
California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	600	635,688

		$1,367,701

Special Tax Revenue — 18.2%

Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$1,000	$939,440
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	229,528
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	330,745
Corona Public Financing Authority, 5.80%, 9/1/20	970	970,310
Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/27	200	172,858
Eastern California Municipal Water District, Special Tax Revenue, District No. 2004-27 Cottonwood, 5.00%, 9/1/36	500	389,565
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,488,860
Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	895	895,304
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	420	419,945
Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	750	731,932
Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	1,745	1,769,535
Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	930	939,151
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,589,744
Santa Margarita Water District, 6.20%, 9/1/20	1,095	1,097,289
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	250,563
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	490,142
Temecula Unified School District, 5.00%, 9/1/27	250	222,110
Temecula Unified School District, 5.00%, 9/1/37	400	320,204
Tustin Community Facilities District, 6.00%, 9/1/37	500	461,585
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	976,240

		$15,685,050

Transportation — 12.5%

Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$2,000	$2,032,020
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	1,000	1,065,630
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(4)	2,120	2,138,995
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,534,875
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,009,640
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	1,500	1,484,460
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/40	1,540	1,497,496

		$10,763,116

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Water and Sewer — 2.3%

California Department of Water Resources, 5.00%, 12/1/29	$1,840	$1,961,201

		$1,961,201

Total Tax-Exempt Investments — 177.9%
(identified cost $158,745,062)		$153,489,112

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (57.9)%		$(49,976,249)

Other Assets, Less Liabilities — (20.0)%		$(17,220,730)

Net Assets Applicable to Common Shares — 100.0%		$86,292,133

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
RADIAN	- Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 37.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 13.9% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Amount is less than 0.05%.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,441,589.

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 163.6%

	Principal Amount
Security	(000’s omitted)	Value

Education — 29.7%

Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$600	$602,040
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,106,039
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	995	918,106
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,512,045
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	1,888,427
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,559,700
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	429,156
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,351,904
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,502,360

		$10,869,777

Electric Utilities — 7.7%

Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,000	$1,015,330
Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,870	1,788,187

		$2,803,517

Escrowed / Prerefunded — 1.2%

Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$400	$437,732

		$437,732

General Obligations — 8.5%

Newton, 5.00%, 4/1/36(2)	$750	$786,847
Plymouth, 5.00%, 5/1/31	345	369,064
Plymouth, 5.00%, 5/1/32	315	335,125
Wayland, 5.00%, 2/1/33	510	552,019
Wayland, 5.00%, 2/1/36	770	819,426
Winchester, 5.00%, 4/15/36	245	257,961

		$3,120,442

Hospital — 27.7%

Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$600	$644,070
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,213,812
Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	400	396,776
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	504,435
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,094,639
Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	885	890,823
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	698,964
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	720	608,760
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,000	2,000,960
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	674,980
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	1,255	1,145,677
Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38	300	256,887

		$10,130,783

Housing — 14.3%

Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$1,807,176
Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	1,000	898,330
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	633,724
Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	2,000	1,902,460

		$5,241,690

Industrial Development Revenue — 1.9%

Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$695	$696,195

		$696,195

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Education — 10.3%

Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,082,370
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,520,992
Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,165	1,173,050

		$3,776,412

Insured – Electric Utilities — 1.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$570	$560,179

		$560,179

Insured – General Obligations — 3.2%

Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,180,860

		$1,180,860

Insured – Hospital — 0.9%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$337,888

		$337,888

Insured – Other Revenue — 3.0%

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,075	$1,092,866

		$1,092,866

Insured – Special Tax Revenue — 13.2%

Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,452,305
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,000	1,103,200
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,371,101
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,595	418,333
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,005	315,465
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,905	186,138

		$4,846,542

Insured – Student Loan — 5.8%

Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$425	$444,346
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,885	1,696,839

		$2,141,185

Insured – Transportation — 3.4%

Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$315	$293,798
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	1,055	947,643

		$1,241,441

Nursing Home — 1.4%

Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$535	$497,175

		$497,175

Other Revenue — 3.0%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$547,290
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	535,270

		$1,082,560

Senior Living / Life Care — 5.8%

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$211,443
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,368,915
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	124,341
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	140	104,283
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	475	318,635

		$2,127,617

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 6.9%

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$1,665	$595,920
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	1,518,499
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75	65,756
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	351,117

		$2,531,292

Transportation — 5.9%

Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,486,035
Massachusetts Port Authority, 5.00%, 7/1/34	670	687,936

		$2,173,971

Water and Sewer — 8.3%

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,043,324
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,127,819
Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,000	876,670

		$3,047,813

Total Tax-Exempt Investments — 163.6%
(identified cost $61,079,163)		$59,937,937

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (54.7)%		$(20,050,167)

Other Assets, Less Liabilities — (8.9)%		$(3,260,269)

Net Assets Applicable to Common Shares — 100.0%		$36,627,501

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 25.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 14.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 162.6%

	Principal Amount
Security	(000’s omitted)	Value

Education — 10.3%

Grand Valley State University, 5.625%, 12/1/29	$525	$549,848
Grand Valley State University, 5.75%, 12/1/34	525	544,499
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	200	187,316
Michigan State University, 5.00%, 2/15/40	1,000	1,022,960
Michigan State University, 5.00%, 2/15/44	460	467,926

		$2,772,549

Electric Utilities — 0.2%

Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$60	$60,067

		$60,067

Escrowed / Prerefunded — 12.5%

Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$560	$629,770
Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.90%, 12/1/27	1,250	1,318,162
Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	750	775,658
Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	600	638,520

		$3,362,110

General Obligations — 25.6%

Ann Arbor School District, 4.50%, 5/1/24	$350	$355,856
Charter County of Wayne, 6.75%, 11/1/39	495	510,310
Comstock Park Public Schools, 5.00%, 5/1/28	230	233,133
Comstock Park Public Schools, 5.125%, 5/1/31	275	277,329
Comstock Park Public Schools, 5.25%, 5/1/33	220	223,304
East Grand Rapids Public School District, 5.00%, 5/1/25	500	506,865
Jenison Public Schools, 5.00%, 5/1/28	500	506,810
Jenison Public Schools, 5.00%, 5/1/30	500	502,895
Kent County, 5.00%, 1/1/25	1,500	1,602,795
Manistee Area Public Schools, 5.00%, 5/1/24	750	759,757
Michigan, 5.00%, 11/1/20	1,000	1,134,530
Michigan, 5.50%, 11/1/25	270	295,421

		$6,909,005

Hospital — 26.2%

Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$161,298
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	102,731
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	309,694
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	410	408,376
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	750	634,575
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	857,770
Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,080	1,027,588
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	750	752,160
Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	500	512,210
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,024,320
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	381,501
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	911,570

		$7,083,793

Housing — 3.4%

Michigan Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$1,000	$913,650

		$913,650

Industrial Development Revenue — 6.6%

Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$525,525
Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	800	810,224
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	550	445,780

		$1,781,529

Insured – Education — 5.9%

Ferris State University, (AGC), 5.125%, 10/1/33	$570	$583,954
Ferris State University, (AGC), 5.25%, 10/1/38	500	511,410
Wayne State University, (AGM), 5.00%, 11/15/35	500	507,290

		$1,602,654

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 9.3%

Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	$1,000	$1,000,650
Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	400	398,152
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	220	215,576
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	500	480,585
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	435	427,505

		$2,522,468

Insured – Escrowed / Prerefunded — 3.7%

Detroit Sewage Disposal System, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	$1,000	$1,004,130

		$1,004,130

Insured – General Obligations — 15.3%

Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,115,939
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	589,836
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	264,486
Detroit School District, (AGM), 5.25%, 5/1/32	300	295,680
Detroit School District, (FGIC), 4.75%, 5/1/28(1)	650	608,634
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,261,225

		$4,135,800

Insured – Hospital — 3.3%

Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$985	$881,585

		$881,585

Insured – Lease Revenue / Certificates of Participation — 6.1%

Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$333,340
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	4,300	1,305,480

		$1,638,820

Insured – Special Tax Revenue — 2.5%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$5,160	$284,213
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,430	255,101
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,470	143,634

		$682,948

Insured – Student Loan — 3.7%

Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$1,000	$1,009,340

		$1,009,340

Insured – Transportation — 3.5%

Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$954,650

		$954,650

Insured – Water and Sewer — 11.5%

Detroit Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$521,399
Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,650	1,556,907
Grand Rapids Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,029,410

		$3,107,716

Other Revenue — 3.2%

Lansing Board of Water and Light, 5.50%, 7/1/41(2)	$500	$523,015
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	500	345,130

		$868,145

Special Tax Revenue — 1.3%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$114,935
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	125,166
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	115,292

		$355,393

Water and Sewer — 8.5%

Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$790	$861,455
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	600	640,596

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Water and Sewer (continued)

Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/30	$500	$533,580
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11(3)	250	254,193

		$2,289,824

Total Tax-Exempt Investments — 162.6%
(identified cost $45,354,597)		$43,936,176

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (64.8)%		$(17,500,876)

Other Assets, Less Liabilities — 2.2%		$582,404

Net Assets Applicable to Common Shares — 100.0%		$27,017,704

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 39.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 14.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 166.0%

	Principal Amount
Security	(000’s omitted)	Value

Education — 26.7%

New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$250	$243,920
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	227,430
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	202,301
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	2,560	2,620,262
New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40	3,485	3,380,101
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,500	3,519,915
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,609,872
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,085,577
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,233,759

		$16,123,137

Electric Utilities — 2.5%

Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,500	$1,501,995

		$1,501,995

Escrowed / Prerefunded — 0.6%

New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 12/15/18, 6.00%, 12/15/38	$285	$366,550

		$366,550

General Obligations — 6.6%

Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/28(2)	$1,850	$2,034,482
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/30	1,795	1,948,329

		$3,982,811

Hospital — 21.4%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$90	$73,222
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,495	1,359,418
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,320	2,330,881
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,370	2,305,939
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	915	888,904
New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,525	1,505,953
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	998,700
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,530	2,326,462
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,112,840

		$12,902,319

Housing — 3.6%

New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$680	$624,193
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,640	1,561,083

		$2,185,276

Industrial Development Revenue — 12.8%

Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500	$500,745
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	540	542,554
New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	1,610	1,475,758
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	215	200,154
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	750	779,730
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	231,343
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,239,493
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,080	1,732,079

		$7,701,856

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Education — 1.1%

New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$825	$678,125

		$678,125

Insured – Gas Utilities — 8.1%

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%,to 10/1/25 (Put Date), 10/1/40	$4,775	$4,863,290

		$4,863,290

Insured – General Obligations — 2.3%

Lakewood Township, (AGC), 5.75%, 11/1/31	$1,240	$1,375,346

		$1,375,346

Insured – Hospital — 6.7%

New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$750	$756,817
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,420	1,394,099
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	500	490,880
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,413,838

		$4,055,634

Insured – Housing — 5.4%

New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,390	$3,282,537

		$3,282,537

Insured – Lease Revenue / Certificates of Participation — 4.4%

New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,559,475
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,000	1,072,270

		$2,631,745

Insured – Other Revenue — 1.7%

Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,049,896

		$1,049,896

Insured – Special Tax Revenue — 11.7%

Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$6,000	$3,050,760
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,315	1,878,578
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	818,060
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,185	395,750
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,445	571,616
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,425	334,657

		$7,049,421

Insured – Student Loan — 4.1%

New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,385	$2,498,120

		$2,498,120

Insured – Transportation — 4.1%

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$1,960	$877,394
New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	4,000	1,249,040
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	335,831

		$2,462,265

Insured – Water and Sewer — 3.2%

New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$1,952,862

		$1,952,862

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Lease Revenue / Certificates of Participation — 5.5%

New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,530,015
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,760	1,759,859

		$3,289,874

Other Revenue — 7.1%

Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,200	$240,408
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	13,280	209,160
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	2,700	2,754,567
Port Authority of New York and New Jersey, (JFK International Air Terminal LLC), 6.00%, 12/1/42	500	499,720
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	576,126

		$4,279,981

Senior Living / Life Care — 3.0%

New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$444,005
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	712,920
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	644,958

		$1,801,883

Special Tax Revenue — 2.1%

New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$91,934
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	148,256
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	505,535
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	524,055

		$1,269,780

Student Loan — 4.1%

New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.261%, 6/1/36(1)(3)(4)	$2,500	$2,440,875

		$2,440,875

Transportation — 17.2%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,065,470
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,080,324
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	262,075
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	567,227
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,666,312
Port Authority of New York and New Jersey, 4.50%, 11/1/33	480	477,634
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,072,166
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,175	1,176,986

		$10,368,194

Total Tax-Exempt Investments — 166.0%
(identified cost $101,184,794)		$100,113,772

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (55.4)%		$(33,425,836)

Other Assets, Less Liabilities — (10.6)%		$(6,388,407)

Net Assets Applicable to Common Shares — 100.0%		$60,299,529

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 31.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 10.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2011.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $440,875.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 171.8%

	Principal Amount
Security	(000’s omitted)	Value

Cogeneration — 1.5%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,020,832

		$1,020,832

Education — 26.3%

Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$315	$317,095
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,541,718
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325	333,125
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	546,001
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	1,000	1,043,870
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	765,005
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	534,317
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,077,360
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,039,580
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,250	2,426,512
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,579,550
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	344,399
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	424,920
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,495	1,481,261
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,058,220
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	273,258
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	697,236

		$18,483,427

Electric Utilities — 4.5%

Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,559,984
Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	1,645	1,620,522

		$3,180,506

General Obligations — 16.3%

New York, 5.00%, 2/15/34(2)	$4,000	$4,224,880
New York City, 5.25%, 9/15/33(2)	6,000	6,076,200
New York City, 6.25%, 10/15/28	1,000	1,142,310

		$11,443,390

Health Care – Miscellaneous — 2.8%

New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,115	$903,663
New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,200	914,712
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50	50,704
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	101,408

		$1,970,487

Hospital — 23.7%

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$133,507
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	962,640
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,165	1,104,839
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,469,383
Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	400	402,820
New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,500	1,491,165
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	1,909,380
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,019,710
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	810,093
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,254,712

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	$415	$392,723
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	780,391
Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,250	1,194,612
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	604,884
Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,105	2,146,911

		$16,677,770

Housing — 16.7%

New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,412,700
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,535,584
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,003,290
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,605,286
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,430,340
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,930	1,795,093
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	1,000	965,600

		$11,747,893

Industrial Development Revenue — 9.3%

Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,046,040
New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,500	1,549,080
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,001,290
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500	2,501,900
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	430	434,816

		$6,533,126

Insured – Education — 6.3%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,203,950
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(2)	1,500	1,538,145
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	1,667,603

		$4,409,698

Insured – Electric Utilities — 2.1%

Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,497,746

		$1,497,746

Insured – Escrowed / Prerefunded — 1.7%

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$855	$491,095
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	1,280	694,272

		$1,185,367

Insured – Lease Revenue / Certificates of Participation — 3.7%

Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$3,135	$2,626,503

		$2,626,503

Insured – Other Revenue — 2.7%

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$835,635
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,071,659

		$1,907,294

Insured – Special Tax Revenue — 5.6%

New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$995	$908,017
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,440	859,984
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	19,745	1,087,554

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,705	$703,891
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	4,225	412,825

		$3,972,271

Insured – Transportation — 2.8%

Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$590	$559,261
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	1,475	1,422,623

		$1,981,884

Insured – Water and Sewer — 1.3%

Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$897,860

		$897,860

Lease Revenue / Certificates of Participation — 4.0%

New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$1,875	$1,765,350
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,066,890

		$2,832,240

Other Revenue — 5.0%

Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,285	$816,489
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	3,120	875,691
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	382,356
New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,474,388

		$3,548,924

Senior Living / Life Care — 2.8%

Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,273,216
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	665	667,387

		$1,940,603

Special Tax Revenue — 9.0%

Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,529,490
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(3)	2,100	2,285,724
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,044,410
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	930,294
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	571,220

		$6,361,138

Transportation — 10.7%

Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$773,521
Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	1,900	1,943,586
Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	960	920,592
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	990	1,028,293
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	10	10,467
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(2)	2,740	2,867,985

		$7,544,444

Water and Sewer — 13.0%

Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$184,591
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	95,999
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,105	3,392,647
New York Environmental Facilities Corp., 5.00%, 10/15/39	1,730	1,808,715

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Water and Sewer (continued)

New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	$2,535	$2,633,155
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,010,160

		$9,125,267

Total Tax-Exempt Investments — 171.8%
(identified cost $122,256,323)		$120,888,670

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (47.9)%		$(33,726,407)

Other Assets, Less Liabilities — (23.9)%		$(16,814,127)

Net Assets Applicable to Common Shares — 100.0%		$70,348,136

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FNMA	- Federal National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 15.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 6.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $710,724.

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 158.5%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 11.3%

Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550	$559,086
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,020	1,059,117
Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	1,245	1,260,463
Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	295	254,369
Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,100	980,694

		$4,113,729

Education — 15.2%

Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$500	$472,230
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,228,750
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,016,880
Ohio State University, 5.00%, 12/1/28	500	544,350
Ohio State University, 5.00%, 12/1/30	1,675	1,802,233
University of Cincinnati, 5.00%, 6/1/34	500	500,185

		$5,564,628

Electric Utilities — 2.1%

Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$255	$254,985
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	506,680

		$761,665

Escrowed / Prerefunded — 2.8%

Mahoning County, (Career and Technical Center), Prerefunded to 12/1/11, 6.25%, 12/1/36	$1,000	$1,029,010

		$1,029,010

General Obligations — 22.5%

Barberton City School District, 4.50%, 12/1/33	$1,000	$957,540
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,842,470
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,090	1,158,332
Columbus, 5.00%, 7/1/23(1)	500	528,170
Columbus City School District, 5.00%, 12/1/29	1,000	1,059,990
Huber Heights City School District, 4.75%, 12/1/25	595	617,158
Maple Heights City School District, 5.00%, 1/15/37	1,000	1,012,400
Symmes Township, Hamilton County, (Parkland Acquisition & Improvement), 5.25%, 12/1/37	1,000	1,066,620

		$8,242,680

Hospital — 13.9%

Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$800	$785,880
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	756,097
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	500,635
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	514,180
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,019,810
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	600	559,812
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.75%, 1/15/46	730	599,323
Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/22	330	333,739

		$5,069,476

Housing — 11.0%

Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.625%, 9/1/27	$965	$902,545
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.75%, 3/1/37	500	456,980
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 5.00%, 9/1/31	325	314,915
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,500	2,362,850

		$4,037,290

Industrial Development Revenue — 8.5%

Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$750	$633,863
Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,250	2,250,675
Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	225	229,646

		$3,114,184

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Education — 13.3%

Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$772,185
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,050,280
Kent State University, (AGC), 5.00%, 5/1/29	465	478,294
Miami University, (AMBAC), 3.25%, 9/1/26	635	554,146
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,518,810
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	505,990

		$4,879,705

Insured – Electric Utilities — 13.2%

American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,038,000
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	289,346
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	391,020
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	830	405,140
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,364,460
Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	425	411,043
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	210	205,777
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	240,292
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	500,235

		$4,845,313

Insured – General Obligations — 18.0%

Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$205,950
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	511,930
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	872,875
Cincinnati City School District, (FGIC), (NPFG), 5.25%, 12/1/30	1,000	1,100,120
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,322,610
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,797,442
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	757,718

		$6,568,645

Insured – Hospital — 6.3%

Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$545	$455,408
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,351,155
Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 14.896%, 2/1/29(2)(3)(4)	485	490,005

		$2,296,568

Insured – Lease Revenue / Certificates of Participation — 1.1%

Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$500	$399,965

		$399,965

Insured – Special Tax Revenue — 3.0%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$9,905	$545,568
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,340	350,633
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	2,100	205,191

		$1,101,392

Insured – Transportation — 6.2%

Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$1,000	$1,123,560
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,000	1,154,000

		$2,277,560

Insured – Water and Sewer — 2.2%

Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$215	$201,546
Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	625	585,506

		$787,052

Lease Revenue / Certificates of Participation — 1.4%

Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$525,885

		$525,885

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Other Revenue — 3.8%

Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	$710	$486,847
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,000	893,630

		$1,380,477

Special Tax Revenue — 1.2%

Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$155	$154,912
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	170,226
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	115,292

		$440,430

Water and Sewer — 1.5%

Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	$250	$270,957
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	250	267,400

		$538,357

Total Tax-Exempt Investments — 158.5%
(identified cost $58,960,576)		$57,974,011

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (62.1)%		$(22,726,328)

Other Assets, Less Liabilities — 3.6%		$1,333,288

Net Assets Applicable to Common Shares — 100.0%		$36,580,971

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 39.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 17.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2011, the aggregate value of these securities is $490,005 or 1.3% of the Trust’s net assets applicable to common shares.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at May 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 159.9%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 2.8%

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,012,790

		$1,012,790

Cogeneration — 2.3%

Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	$100	$65,838
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	500	278,120
Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	475	460,237

		$804,195

Education — 17.8%

Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,099,948
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	513,795
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,208,724
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	511,350
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	625	597,638
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	625,169
Pennsylvania State University, 5.00%, 3/1/40	500	518,435
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	771,885
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	500	513,770

		$6,360,714

Electric Utilities — 1.7%

York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$600	$610,980

		$610,980

Escrowed / Prerefunded — 1.8%

Bucks County Industrial Development Authority, (Pennswood Village), Prerefunded to 10/1/12, 6.00%, 10/1/27	$600	$649,038

		$649,038

General Obligations — 7.4%

Chester County, 5.00%, 7/15/27(1)	$500	$552,790
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,025,150
Philadelphia School District, 6.00%, 9/1/38	1,000	1,050,490

		$2,628,430

Hospital — 22.5%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$507,870
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	721,155
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	760,447
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,215	1,218,475
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	695,017
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,377,015
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	232,148
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,000	1,101,700
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	669,094
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	241,925
Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	500	514,225

		$8,039,071

Housing — 16.6%

Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$460	$432,874
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	1,115	1,081,661
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	875	804,352

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Housing (continued)

Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	$500	$488,785
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	910	896,250
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	476,700
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.90%, 10/1/37	975	923,871
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.15%, 10/1/37	870	839,559

		$5,944,052

Industrial Development Revenue — 10.6%

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$201,146
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	725,977
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	266,725
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,038,330
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	481,560
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,325	1,073,926

		$3,787,664

Insured – Education — 12.5%

Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$512,105
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,675	1,574,734
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,115	1,109,336
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	387,574
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	890,899

		$4,474,648

Insured – Escrowed / Prerefunded — 9.0%

Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,615,904
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,598,180

		$3,214,084

Insured – General Obligations — 4.6%

Beaver County, (AGM), 5.55%, 11/15/31	$500	$528,115
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	796,680
West Mifflin Area School District, (AGM), 5.125%, 4/1/31	300	311,679

		$1,636,474

Insured – Hospital — 11.0%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$293,275
Delaware County General Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	355	354,979
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,401,595
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	1,900	1,884,971

		$3,934,820

Insured – Lease Revenue / Certificates of Participation — 4.9%

Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$512,420
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,222,127

		$1,734,547

Insured – Special Tax Revenue — 3.1%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$9,870	$543,640
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,350	351,683
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	2,100	205,191

		$1,100,514

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Trust

May 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Transportation — 9.0%

Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$500	$492,135
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,005,261
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,800	1,711,278

		$3,208,674

Insured – Water and Sewer — 3.9%

Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$511,965
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	525	511,345
Philadelphia, Water and Wastewater Revenue, (FGIC), (NPFG), 5.00%, 11/1/31	360	361,083

		$1,384,393

Senior Living / Life Care — 3.9%

Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$1,000	$524,080
Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	500	500,450
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	194,642
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	183,648

		$1,402,820

Special Tax Revenue — 0.3%

Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$115,292

		$115,292

Transportation — 10.9%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$467,399
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	285,086
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	270	271,269
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	993,470
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,103,016
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	777,180

		$3,897,420

Utilities — 1.6%

Philadelphia Gas Works, 5.25%, 8/1/40	$600	$577,020

		$577,020

Water and Sewer — 1.7%

Harrisburg Water Authority, 5.25%, 7/15/31	$750	$618,510

		$618,510

Total Tax-Exempt Investments — 159.9%
(identified cost $58,173,302)		$57,136,150

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (59.2)%		$(21,175,177)

Other Assets, Less Liabilities — (0.7)%		$(219,238)

Net Assets Applicable to Common Shares — 100.0%		$35,741,735

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2011, 36.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 12.2% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security is in default and making only partial interest payments.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Statements of Assets and Liabilities (Unaudited)

	May 31, 2011

Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Investments —
Identified cost	$158,745,062	$61,079,163	$45,354,597	$101,184,794
Unrealized depreciation	(5,255,950)	(1,141,226)	(1,418,421)	(1,071,022)

Investments, at value	$153,489,112	$59,937,937	$43,936,176	$100,113,772

Cash	$417,371	$773,940	$591,187	$3,622,267
Interest receivable	1,917,029	1,034,286	584,012	1,560,607
Receivable for investments sold	274,199	—	—	14,992
Deferred debt issuance costs	30,191	3,507	—	3,779

Total assets	$156,127,902	$61,749,670	$45,111,375	$105,315,417

Liabilities

Payable for floating rate notes issued	$19,555,000	$4,885,000	$—	$11,255,000
Payable for when-issued securities	—	—	521,545	—
Payable for variation margin on open financial futures contracts	31,563	8,438	2,141	31,250
Payable for open swap contracts	92,711	97,250	10,867	168,931
Payable to affiliates:
Investment adviser fee	81,950	32,818	25,165	55,673
Administration fee	24,463	9,796	7,512	16,619
Trustees’ fees	863	393	320	608
Interest expense and fees payable	27,591	11,144	—	27,060
Accrued expenses	45,379	27,163	25,245	34,911

Total liabilities	$19,859,520	$5,072,002	$592,795	$11,590,052

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,976,249	$20,050,167	$17,500,876	$33,425,836

Net assets applicable to common shares	$86,292,133	$36,627,501	$27,017,704	$60,299,529

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$72,271	$27,429	$21,163	$46,604
Additional paid-in capital	104,758,339	39,617,128	30,471,851	66,954,895
Accumulated net realized loss	(14,428,419)	(2,159,870)	(2,283,213)	(5,987,541)
Accumulated undistributed net investment income	1,377,201	436,712	245,004	633,175
Net unrealized depreciation	(5,487,259)	(1,293,898)	(1,437,101)	(1,347,604)

Net assets applicable to common shares	$86,292,133	$36,627,501	$27,017,704	$60,299,529

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,227,120	2,742,873	2,116,294	4,660,431

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$11.94	$13.35	$12.77	$12.94

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	May 31, 2011

Assets	New York Trust	Ohio Trust	Pennsylvania Trust

Investments —
Identified cost	$122,256,323	$58,960,576	$58,173,302
Unrealized depreciation	(1,367,653)	(986,565)	(1,037,152)

Investments, at value	$120,888,670	$57,974,011	$57,136,150

Cash	$2,362,753	$—	$264,214
Interest receivable	1,702,107	1,036,046	913,189
Receivable for investments sold	9,413	545,500	448,050
Deferred debt issuance costs	5,053	—	—

Total assets	$124,967,996	$59,555,557	$58,761,603

Liabilities

Payable for floating rate notes issued	$20,455,000	$—	$1,650,000
Payable for variation margin on open financial futures contracts	10,547	6,094	12,500
Payable for open swap contracts	269,863	85,675	100,503
Due to custodian	—	80,249	—
Payable to affiliates:
Investment adviser fee	64,945	33,956	32,936
Administration fee	19,386	10,136	9,831
Trustees’ fees	698	401	396
Interest expense and fees payable	33,608	—	5,519
Accrued expenses	39,406	31,747	33,006

Total liabilities	$20,893,453	$248,258	$1,844,691

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,726,407	$22,726,328	$21,175,177

Net assets applicable to common shares	$70,348,136	$36,580,971	$35,741,735

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$54,517	$28,533	$27,166
Additional paid-in capital	79,053,663	40,872,236	38,533,541
Accumulated net realized loss	(7,982,285)	(3,574,811)	(2,107,459)
Accumulated undistributed net investment income	929,036	350,881	469,202
Net unrealized depreciation	(1,706,795)	(1,095,868)	(1,180,715)

Net assets applicable to common shares	$70,348,136	$36,580,971	$35,741,735

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,451,687	2,853,266	2,716,608

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.90	$12.82	$13.16

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2011

Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Interest	$4,293,732	$1,602,559	$1,157,520	$2,758,184

Total investment income	$4,293,732	$1,602,559	$1,157,520	$2,758,184

Expenses

Investment adviser fee	$481,432	$192,378	$147,403	$327,414
Administration fee	141,099	56,383	43,202	95,959
Trustees’ fees and expenses	2,469	1,131	926	1,745
Custodian fee	39,468	19,348	18,511	28,586
Transfer and dividend disbursing agent fees	11,053	10,375	10,340	10,505
Legal and accounting services	25,031	20,010	17,466	22,792
Printing and postage	6,004	4,400	4,958	5,465
Interest expense and fees	75,940	20,024	—	53,609
Preferred shares service fee	34,826	14,551	11,744	24,417
Miscellaneous	22,240	10,817	10,263	11,310

Total expenses	$839,562	$349,417	$264,813	$581,802

Deduct —
Reduction of custodian fee	$597	$353	$439	$1,096

Total expense reductions	$597	$353	$439	$1,096

Net expenses	$838,965	$349,064	$264,374	$580,706

Net investment income	$3,454,767	$1,253,495	$893,146	$2,177,478

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,212,028)	$(393,296)	$(18,202)	$(1,346,602)
Extinguishment of debt	(1,630)	—	—	—
Financial futures contracts	(837,582)	(259,021)	(41,015)	62,912
Swap contracts	(39,805)	97,390	(4,666)	168,210

Net realized loss	$(3,091,045)	$(554,927)	$(63,883)	$(1,115,480)

Change in unrealized appreciation (depreciation) —
Investments	$(192,443)	$(442,157)	$(134,165)	$23,790
Financial futures contracts	(114,986)	(55,422)	(875)	(116,979)
Swap contracts	40,051	(99,360)	4,695	(171,617)

Net change in unrealized appreciation (depreciation)	$(267,378)	$(596,939)	$(130,345)	$(264,806)

Net realized and unrealized loss	$(3,358,423)	$(1,151,866)	$(194,228)	$(1,380,286)

Distributions to preferred shareholders —

From net investment income	$(100,856)	$(40,314)	$(34,534)	$(67,456)

Net increase (decrease) in net assets from operations	$(4,512)	$61,315	$664,384	$729,736

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Statements of Operations (Unaudited) — continued

	Six Months Ended May 31, 2011

Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust

Interest	$3,311,131	$1,578,822	$1,619,587

Total investment income	$3,311,131	$1,578,822	$1,619,587

Expenses

Investment adviser fee	$381,395	$199,806	$193,639
Administration fee	111,781	58,560	56,752
Trustees’ fees and expenses	2,006	1,160	1,142
Custodian fee	34,454	22,130	21,873
Transfer and dividend disbursing agent fees	10,755	10,086	10,315
Legal and accounting services	24,512	18,095	16,984
Printing and postage	6,209	5,158	5,378
Interest expense and fees	81,539	3,153	9,138
Preferred shares service fee	24,392	16,267	20,132
Miscellaneous	12,448	16,111	10,846

Total expenses	$689,491	$350,526	$346,199

Deduct —
Reduction of custodian fee	$1,003	$805	$393

Total expense reductions	$1,003	$805	$393

Net expenses	$688,488	$349,721	$345,806

Net investment income	$2,622,643	$1,229,101	$1,273,781

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(858,190)	$(563,372)	$(271,465)
Extinguishment of debt	(10,425)	—	—
Financial futures contracts	66,272	(104,603)	25,165
Swap contracts	166,840	106,777	118,079

Net realized loss	$(635,503)	$(561,198)	$(128,221)

Change in unrealized appreciation (depreciation) —
Investments	$(369,833)	$(227,094)	$(226,819)
Financial futures contracts	(24,537)	(2,751)	(46,791)
Swap contracts	(170,652)	(108,849)	(120,393)

Net change in unrealized appreciation (depreciation)	$(565,022)	$(338,694)	$(394,003)

Net realized and unrealized loss	$(1,200,525)	$(899,892)	$(522,224)

Distributions to preferred shareholders —

From net investment income	$(67,138)	$(45,896)	$(42,578)

Net increase in net assets from operations	$1,354,980	$283,313	$708,979

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended May 31, 2011

Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$3,454,767	$1,253,495	$893,146	$2,177,478
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(3,091,045)	(554,927)	(63,883)	(1,115,480)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(267,378)	(596,939)	(130,345)	(264,806)
Distributions to preferred shareholders —
From net investment income	(100,856)	(40,314)	(34,534)	(67,456)

Net increase (decrease) in net assets from operations	$(4,512)	$61,315	$664,384	$729,736

Distributions to common shareholders —
From net investment income	$(3,200,074)	$(1,241,269)	$(908,956)	$(2,208,459)

Total distributions to common shareholders	$(3,200,074)	$(1,241,269)	$(908,956)	$(2,208,459)

Capital share transactions —
Reinvestment of distributions to common shareholders	$101,600	$72,500	$—	$61,448

Net increase in net assets from capital share transactions	$101,600	$72,500	$—	$61,448

Net decrease in net assets	$(3,102,986)	$(1,107,454)	$(244,572)	$(1,417,275)

Net Assets Applicable to Common Shares

At beginning of period	$89,395,119	$37,734,955	$27,262,276	$61,716,804

At end of period	$86,292,133	$36,627,501	$27,017,704	$60,299,529

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$1,377,201	$436,712	$245,004	$633,175

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Statements of Changes in Net Assets (Unaudited) — continued

	Six Months Ended May 31, 2011

Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$2,622,643	$1,229,101	$1,273,781
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(635,503)	(561,198)	(128,221)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(565,022)	(338,694)	(394,003)
Distributions to preferred shareholders —
From net investment income	(67,138)	(45,896)	(42,578)

Net increase in net assets from operations	$1,354,980	$283,313	$708,979

Distributions to common shareholders —
From net investment income	$(2,479,172)	$(1,268,967)	$(1,177,650)

Total distributions to common shareholders	$(2,479,172)	$(1,268,967)	$(1,177,650)

Capital share transactions —
Reinvestment of distributions to common shareholders	$99,949	$103,711	$—

Net increase in net assets from capital share transactions	$99,949	$103,711	$—

Net decrease in net assets	$(1,024,243)	$(881,943)	$(468,671)

Net Assets Applicable to Common Shares

At beginning of period	$71,372,379	$37,462,914	$36,210,406

At end of period	$70,348,136	$36,580,971	$35,741,735

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$929,036	$350,881	$469,202

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2010

Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

From operations —
Net investment income	$6,802,191	$2,529,497	$1,854,695	$4,440,964
Net realized loss from investment transactions, financial futures contracts and swap contracts	(614,616)	(50,147)	(57,158)	(1,539,020)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	764,376	619,522	(38,495)	171,740
Distributions to preferred shareholders —
From net investment income	(203,844)	(81,604)	(70,520)	(136,338)

Net increase in net assets from operations	$6,748,107	$3,017,268	$1,688,522	$2,937,346

Distributions to common shareholders —
From net investment income	$(6,355,945)	$(2,473,535)	$(1,817,913)	$(4,399,126)

Total distributions to common shareholders	$(6,355,945)	$(2,473,535)	$(1,817,913)	$(4,399,126)

Capital share transactions —
Reinvestment of distributions to common shareholders	$282,674	$180,515	$—	$386,092

Net increase in net assets from capital share transactions	$282,674	$180,515	$—	$386,092

Net increase (decrease) in net assets	$674,836	$724,248	$(129,391)	$(1,075,688)

Net Assets Applicable to Common Shares

At beginning of year	$88,720,283	$37,010,707	$27,391,667	$62,792,492

At end of year	$89,395,119	$37,734,955	$27,262,276	$61,716,804

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,223,364	$464,800	$295,348	$731,612

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2010

Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust

From operations —
Net investment income	$5,176,320	$2,552,700	$2,472,980
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,029,790)	(58,106)	(465,417)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	1,939,142	(868,779)	289,880
Distributions to preferred shareholders —
From net investment income	(135,619)	(92,648)	(86,181)

Net increase in net assets from operations	$5,950,053	$1,533,167	$2,211,262

Distributions to common shareholders —
From net investment income	$(4,909,382)	$(2,528,385)	$(2,351,411)

Total distributions to common shareholders	$(4,909,382)	$(2,528,385)	$(2,351,411)

Capital share transactions —
Reinvestment of distributions to common shareholders	$475,009	$162,675	$95,355

Net increase in net assets from capital share transactions	$475,009	$162,675	$95,355

Net increase (decrease) in net assets	$1,515,680	$(832,543)	$(44,794)

Net Assets Applicable to Common Shares

At beginning of year	$69,856,699	$38,295,457	$36,255,200

At end of year	$71,372,379	$37,462,914	$36,210,406

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$852,703	$436,643	$415,649

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Statements of Cash Flows (Unaudited)

	Six Months Ended May 31, 2011

Cash Flows From Operating Activities	California Trust	New Jersey Trust	New York Trust

Net increase (decrease) in net assets from operations	$(4,512)	$729,736	$1,354,980
Distributions to preferred shareholders	100,856	67,456	67,138

Net increase in net assets from operations excluding distributions to preferred shareholders	$96,344	$797,192	$1,422,118
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(15,476,785)	(6,050,125)	(12,172,363)
Investments sold	18,045,946	11,565,682	13,609,533
Net amortization/accretion of premium (discount)	(765,526)	(339,342)	(269,451)
Amortization of deferred debt issuance costs	745	195	3,850
Decrease in interest receivable	13,243	45,800	21,274
Decrease (increase) in receivable for investments sold	(262,199)	9,650	65,669
Decrease in receivable for open swap contracts	—	87,790	103,093
Decrease in payable for when-issued securities	(1,615,120)	—	(2,480,078)
Increase (decrease) in payable for variation margin on open financial futures contracts	12,562	(42,969)	(25,078)
Increase (decrease) in payable for open swap contracts	(40,051)	83,827	67,559
Decrease in payable to affiliate for investment adviser fee	(3,038)	(1,443)	(1,363)
Increase (decrease) in payable to affiliate for administration fee	(351)	(57)	26
Decrease in payable to affiliate for Trustees’ fees	(118)	(81)	(84)
Decrease in interest expense and fees payable	(3,452)	(13,591)	(10,276)
Decrease in accrued expenses	(44,882)	(35,932)	(36,483)
Net change in unrealized (appreciation) depreciation from investments	192,443	(23,790)	369,833
Net realized loss from investments	2,212,028	1,346,602	858,190
Net realized loss on extinguishment of debt	1,630	—	10,425

Net cash provided by operating activities	$2,363,419	$7,429,408	$1,536,394

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(3,098,474)	$(2,147,011)	$(2,379,223)
Cash distributions paid to preferred shareholders	(102,029)	(68,240)	(67,774)
Proceeds from secured borrowings	1,800,000	—	5,415,000
Repayment of secured borrowings	(2,780,000)	(3,317,000)	(5,435,000)

Net cash used in financing activities	$(4,180,503)	$(5,532,251)	$(2,466,997)

Net increase (decrease) in cash	$(1,817,084)	$1,897,157	$(930,603)

Cash at beginning of period	$2,234,455	$1,725,110	$3,293,356

Cash at end of period	$417,371	$3,622,267	$2,362,753

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$101,600	$61,448	$99,949
Cash paid for interest and fees	78,646	67,005	87,964

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights
Selected data for a common share outstanding during the periods stated

	California Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$12.390		$12.330	$9.890	$15.120	$16.430	$15.420

Income (Loss) From Operations

Net investment income(1)	$0.478		$0.945	$0.947	$0.943	$0.936	$0.962
Net realized and unrealized gain (loss)	(0.471)		0.026	2.321	(5.223)	(1.294)	1.028
Distributions to preferred shareholders
From net investment income(1)	(0.014)		(0.028)	(0.047)	(0.277)	(0.280)	(0.239)

Total income (loss) from operations	$(0.007)		$0.943	$3.221	$(4.557)	$(0.638)	$1.751

Less Distributions to Common Shareholders

From net investment income	$(0.443)		$(0.883)	$(0.781)	$(0.673)	$(0.672)	$(0.741)

Total distributions to common shareholders	$(0.443)		$(0.883)	$(0.781)	$(0.673)	$(0.672)	$(0.741)

Net asset value — End of period (Common shares)	$11.940		$12.390	$12.330	$9.890	$15.120	$16.430

Market value — End of period (Common shares)	$11.890		$12.400	$12.170	$9.150	$13.160	$15.050

Total Investment Return on Net Asset Value(2)	0.23	%(3)	7.73%	34.24%	(30.70)%	(3.65)%	12.10%

Total Investment Return on Market Value(2)	(0.30	)%(3)	9.25%	43.19%	(26.34)%	(8.44)%	15.99%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	California Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$86,292		$89,395	$88,720	$71,065	$108,567		$117,966
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.86	%(5)	1.78%	1.93%	1.87%	1.78	%(6)	1.79%
Interest and fee expense(7)	0.18	%(5)	0.18%	0.23%	0.37%	0.34%		0.49%
Total expenses before custodian fee reduction	2.04	%(5)	1.96%	2.16%	2.24%	2.12	%(6)	2.28%
Expenses after custodian fee reduction excluding interest and fees	1.86	%(5)	1.78%	1.93%	1.85%	1.76	%(6)	1.77%
Net investment income	8.41	%(5)	7.34%	8.35%	6.91%	5.94%		6.12%
Portfolio Turnover	10	%(3)	14%	18%	31%	40%		26%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.16	%(5)	1.16%	1.19%	1.18%	1.17	%(6)	1.18%
Interest and fee expense(7)	0.12	%(5)	0.11%	0.15%	0.24%	0.22%		0.32%
Total expenses before custodian fee reduction	1.28	%(5)	1.27%	1.34%	1.42%	1.39	%(6)	1.50%
Expenses after custodian fee reduction excluding interest and fees	1.16	%(5)	1.16%	1.19%	1.17%	1.16	%(6)	1.16%
Net investment income	5.23	%(5)	4.77%	5.18%	4.39%	3.90%		4.03%

Senior Securities:
Total preferred shares outstanding	1,999		1,999	1,999	1,999	2,360		2,360
Asset coverage per preferred share(8)	$68,168		$69,721	$69,383	$60,552	$71,003		$74,997
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Massachusetts Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$13.790		$13.590	$10.160	$14.860	$16.170	$15.270

Income (Loss) From Operations

Net investment income(1)	$0.457		$0.926	$0.948	$0.947	$0.914	$0.931
Net realized and unrealized gain (loss)	(0.429)		0.210	3.356	(4.720)	(1.314)	0.926
Distributions to preferred shareholders
From net investment income(1)	(0.015)		(0.030)	(0.049)	(0.278)	(0.271)	(0.243)

Total income (loss) from operations	$0.013		$1.106	$4.255	$(4.051)	$(0.671)	$1.614

Less Distributions to Common Shareholders

From net investment income	$(0.453)		$(0.906)	$(0.825)	$(0.649)	$(0.639)	$(0.714)

Total distributions to common shareholders	$(0.453)		$(0.906)	$(0.825)	$(0.649)	$(0.639)	$(0.714)

Net asset value — End of period (Common shares)	$13.350		$13.790	$13.590	$10.160	$14.860	$16.170

Market value — End of period (Common shares)	$13.270		$13.980	$13.260	$8.930	$13.050	$14.920

Total Investment Return on Net Asset Value(2)	0.32	%(3)	8.16%	43.29%	(28.02)%	(3.94)%	11.05%

Total Investment Return on Market Value(2)	(1.64	)%(3)	12.38%	58.91%	(27.89)%	(8.57)%	5.72%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Massachusetts Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$36,628		$37,735	$37,011	$27,576	$40,341		$43,875
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.89	%(5)	1.83%	2.02%	2.06%	1.91	%(6)	1.88%
Interest and fee expense(7)	0.11	%(5)	0.09%	0.14%	0.26%	0.61%		0.77%
Total expenses before custodian fee reduction	2.00	%(5)	1.92%	2.16%	2.32%	2.52	%(6)	2.65%
Expenses after custodian fee reduction excluding interest and fees	1.88	%(5)	1.82%	2.02%	2.04%	1.89	%(6)	1.87%
Net investment income	7.18	%(5)	6.51%	7.77%	7.03%	5.90%		6.01%
Portfolio Turnover	10	%(3)	16%	24%	40%	42%		22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.20	%(5)	1.20%	1.26%	1.31%	1.26	%(6)	1.24%
Interest and fee expense(7)	0.07	%(5)	0.06%	0.09%	0.16%	0.40%		0.51%
Total expenses before custodian fee reduction	1.27	%(5)	1.26%	1.35%	1.47%	1.66	%(6)	1.75%
Expenses after custodian fee reduction excluding interest and fees	1.20	%(5)	1.20%	1.26%	1.30%	1.25	%(6)	1.24%
Net investment income	4.57	%(5)	4.29%	4.85%	4.47%	3.91%		3.98%

Senior Securities:
Total preferred shares outstanding	802		802	802	802	860		860
Asset coverage per preferred share(8)	$70,670		$72,051	$71,150	$59,391	$71,920		$76,024
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Michigan Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$12.880		$12.940	$10.860	$14.510	$15.420	$14.820

Income (Loss) From Operations

Net investment income(1)	$0.422		$0.876	$0.918	$0.931	$0.913	$0.950
Net realized and unrealized gain (loss)	(0.086)		(0.044)	1.990	(3.669)	(0.881)	0.608
Distributions to preferred shareholders
From net investment income(1)	(0.016)		(0.033)	(0.056)	(0.301)	(0.296)	(0.256)

Total income (loss) from operations	$0.320		$0.799	$2.852	$(3.039)	$(0.264)	$1.302

Less Distributions to Common Shareholders

From net investment income	$(0.430)		$(0.859)	$(0.772)	$(0.611)	$(0.646)	$(0.702)

Total distributions to common shareholders	$(0.430)		$(0.859)	$(0.772)	$(0.611)	$(0.646)	$(0.702)

Net asset value — End of period (Common shares)	$12.770		$12.880	$12.940	$10.860	$14.510	$15.420

Market value — End of period (Common shares)	$12.050		$12.100	$11.530	$7.920	$12.430	$14.110

Total Investment Return on Net Asset Value(2)	2.91	%(3)	6.57%	28.08%	(21.02)%	(1.37)%	9.38%

Total Investment Return on Market Value(2)	3.37	%(3)	12.36%	56.49%	(32.76)%	(7.66)%	9.88%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Michigan Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$27,018		$27,262	$27,392	$22,977	$30,710		$32,643
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	2.06	%(5)	1.98%	2.18%	2.15%	2.03	%(6)	1.97%
Interest and fee expense(7)	—		—	0.06%	0.16%	0.32%		0.46%
Total expenses before custodian fee reduction	2.06	%(5)	1.98%	2.24%	2.31%	2.35	%(6)	2.43%
Expenses after custodian fee reduction excluding interest and fees	2.05	%(5)	1.98%	2.18%	2.13%	2.01	%(6)	1.96%
Net investment income	6.94	%(5)	6.57%	7.61%	6.96%	6.12%		6.35%
Portfolio Turnover	9	%(3)	14%	23%	24%	22%		22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.23	%(5)	1.22%	1.29%	1.33%	1.31	%(6)	1.27%
Interest and fee expense(7)	—		—	0.04%	0.10%	0.21%		0.29%
Total expenses before custodian fee reduction	1.23	%(5)	1.22%	1.33%	1.43%	1.52	%(6)	1.56%
Expenses after custodian fee reduction excluding interest and fees	1.22	%(5)	1.22%	1.29%	1.31%	1.29	%(6)	1.26%
Net investment income	4.14	%(5)	4.06%	4.52%	4.30%	3.94%		4.09%

Senior Securities:
Total preferred shares outstanding	700		700	700	700	700		700
Asset coverage per preferred share(8)	$63,598		$63,948	$64,132	$57,828	$68,878		$71,635
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New Jersey Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$13.260		$13.570	$9.400	$14.930	$16.200	$15.020

Income (Loss) From Operations

Net investment income(1)	$0.467		$0.957	$0.971	$0.968	$0.926	$0.953
Net realized and unrealized gain (loss)	(0.299)		(0.290)	4.091	(5.579)	(1.275)	1.205
Distributions to preferred shareholders
From net investment income(1)	(0.014)		(0.029)	(0.048)	(0.289)	(0.273)	(0.253)

Total income (loss) from operations	$0.154		$0.638	$5.014	$(4.900)	$(0.622)	$1.905

Less Distributions to Common Shareholders

From net investment income	$(0.474)		$(0.948)	$(0.844)	$(0.630)	$(0.648)	$(0.725)

Total distributions to common shareholders	$(0.474)		$(0.948)	$(0.844)	$(0.630)	$(0.648)	$(0.725)

Net asset value — End of period (Common shares)	$12.940		$13.260	$13.570	$9.400	$14.930	$16.200

Market value — End of period (Common shares)	$13.010		$13.520	$14.040	$8.500	$12.790	$15.080

Total Investment Return on Net Asset Value(2)	1.41	%(3)	4.62%	55.43%	(33.57)%	(3.59)%	13.28%

Total Investment Return on Market Value(2)	(0.01	)%(3)	3.10%	77.84%	(29.88)%	(11.28)%	12.89%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New Jersey Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$60,300		$61,717	$62,792	$43,459	$69,001		$74,846
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.83	%(5)	1.79%	1.99%	1.96%	1.84	%(6)	1.85%
Interest and fee expense(7)	0.18	%(5)	0.18%	0.24%	0.45%	0.89%		0.93%
Total expenses before custodian fee reduction	2.01	%(5)	1.97%	2.23%	2.41%	2.73	%(6)	2.78%
Expenses after custodian fee reduction excluding interest and fees	1.82	%(5)	1.79%	1.99%	1.94%	1.81	%(6)	1.83%
Net investment income	7.51	%(5)	6.87%	8.16%	7.22%	5.94%		6.20%
Portfolio Turnover	6	%(3)	9%	48%	54%	42%		23%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.15	%(5)	1.18%	1.24%	1.23%	1.21	%(6)	1.20%
Interest and fee expense(7)	0.12	%(5)	0.12%	0.15%	0.28%	0.58%		0.61%
Total expenses before custodian fee reduction	1.27	%(5)	1.30%	1.39%	1.51%	1.79	%(6)	1.81%
Expenses after custodian fee reduction excluding interest and fees	1.15	%(5)	1.18%	1.24%	1.21%	1.19	%(6)	1.19%
Net investment income	4.77	%(5)	4.53%	5.08%	4.51%	3.89%		4.04%

Senior Securities:
Total preferred shares outstanding	1,337		1,337	1,337	1,366	1,520		1,520
Asset coverage per preferred share(8)	$70,101		$71,162	$71,966	$56,817	$70,395		$74,250
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New York Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$13.110		$12.920	$9.350	$15.240	$16.550	$15.660

Income (Loss) From Operations

Net investment income(1)	$0.481		$0.954	$0.960	$0.987	$0.991	$0.987
Net realized and unrealized gain (loss)	(0.224)		0.166	3.493	(5.887)	(1.293)	0.932
Distributions to preferred shareholders
From net investment income(1)	(0.012)		(0.025)	(0.042)	(0.269)	(0.287)	(0.247)

Total income (loss) from operations	$0.245		$1.095	$4.411	$(5.169)	$(0.589)	$1.672

Less Distributions to Common Shareholders

From net investment income	$(0.455)		$(0.905)	$(0.841)	$(0.721)	$(0.721)	$(0.782)

Total distributions to common shareholders	$(0.455)		$(0.905)	$(0.841)	$(0.721)	$(0.721)	$(0.782)

Net asset value — End of period (Common shares)	$12.900		$13.110	$12.920	$9.350	$15.240	$16.550

Market value — End of period (Common shares)	$12.860		$13.350	$13.200	$7.900	$14.100	$15.700

Total Investment Return on Net Asset Value(2)	2.11	%(3)	8.48%	49.00%	(35.07)%	(3.42)%	11.28%

Total Investment Return on Market Value(2)	(0.04	)%(3)	8.16%	80.12%	(40.71)%	(5.81)%	10.28%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New York Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$70,348		$71,372	$69,857	$50,325	$81,931		$88,970
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.81	%(5)	1.74%	1.98%	1.92%	1.80	%(6)	1.82%
Interest and fee expense(7)	0.24	%(5)	0.21%	0.24%	0.55%	0.98%		1.03%
Total expenses before custodian fee reduction	2.05	%(5)	1.95%	2.22%	2.47%	2.78	%(6)	2.85%
Expenses after custodian fee reduction excluding interest and fees	1.80	%(5)	1.74%	1.98%	1.89%	1.78	%(6)	1.80%
Net investment income	7.78	%(5)	7.02%	8.40%	7.21%	6.23%		6.22%
Portfolio Turnover	10	%(3)	13%	20%	48%	29%		27%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.21	%(5)	1.18%	1.28%	1.23%	1.18	%(6)	1.19%
Interest and fee expense(7)	0.16	%(5)	0.15%	0.15%	0.35%	0.65%		0.68%
Total expenses before custodian fee reduction	1.37	%(5)	1.33%	1.43%	1.58%	1.83	%(6)	1.87%
Expenses after custodian fee reduction excluding interest and fees	1.20	%(5)	1.18%	1.28%	1.21%	1.17	%(6)	1.19%
Net investment income	5.19	%(5)	4.82%	5.43%	4.63%	4.10%		4.09%

Senior Securities:
Total preferred shares outstanding	1,349		1,349	1,349	1,349	1,780		1,780
Asset coverage per preferred share(8)	$77,149		$77,909	$76,785	$62,309	$71,032		$74,983
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Ohio Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$13.170		$13.520	$10.450	$14.830	$15.690	$14.910

Income (Loss) From Operations

Net investment income(1)	$0.431		$0.899	$0.945	$0.961	$0.938	$0.958
Net realized and unrealized gain (loss)	(0.319)		(0.325)	2.974	(4.410)	(0.845)	0.800
Distributions to preferred shareholders
From net investment income(1)	(0.016)		(0.033)	(0.055)	(0.303)	(0.297)	(0.264)

Total income (loss) from operations	$0.096		$0.541	$3.864	$(3.752)	$(0.204)	$1.494

Less Distributions to Common Shareholders

From net investment income	$(0.446)		$(0.891)	$(0.794)	$(0.628)	$(0.656)	$(0.714)

Total distributions to common shareholders	$(0.446)		$(0.891)	$(0.794)	$(0.628)	$(0.656)	$(0.714)

Net asset value — End of period (Common shares)	$12.820		$13.170	$13.520	$10.450	$14.830	$15.690

Market value — End of period (Common shares)	$12.850		$13.420	$13.430	$8.550	$12.850	$14.610

Total Investment Return on Net Asset Value(2)	0.90	%(3)	3.96%	38.58%	(25.69)%	(1.06)%	10.50%

Total Investment Return on Market Value(2)	(0.75	)%(3)	6.64%	68.25%	(29.83)%	(7.93)%	8.27%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Ohio Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$36,581		$37,463	$38,295	$29,563	$41,953		$44,385
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.98	%(5)	1.85%	2.08%	2.08%	1.93	%(6)	1.92%
Interest and fee expense(7)	0.02	%(5)	0.02%	0.02%	0.26%	0.72%		0.74%
Total expenses before custodian fee reduction	2.00	%(5)	1.87%	2.10%	2.34%	2.65	%(6)	2.66%
Expenses after custodian fee reduction excluding interest and fees	1.98	%(5)	1.85%	2.08%	2.06%	1.91	%(6)	1.92%
Net investment income	7.00	%(5)	6.53%	7.77%	7.12%	6.17%		6.31%
Portfolio Turnover	4	%(3)	17%	20%	27%	24%		16%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.20	%(5)	1.17%	1.26%	1.29%	1.25	%(6)	1.25%
Interest and fee expense(7)	0.01	%(5)	0.01%	0.01%	0.16%	0.46%		0.48%
Total expenses before custodian fee reduction	1.21	%(5)	1.18%	1.27%	1.45%	1.71	%(6)	1.73%
Expenses after custodian fee reduction excluding interest and fees	1.20	%(5)	1.17%	1.26%	1.28%	1.23	%(6)	1.24%
Net investment income	4.26	%(5)	4.13%	4.68%	4.41%	3.99%		4.08%

Senior Securities:
Total preferred shares outstanding	909		909	909	918	940		940
Asset coverage per preferred share(8)	$65,245		$66,215	$67,131	$57,209	$69,640		$72,223
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$13.330		$13.380	$10.320	$14.840	$15.510	$14.870

Income (Loss) From Operations

Net investment income(1)	$0.469		$0.912	$0.928	$0.986	$0.953	$0.983
Net realized and unrealized gain (loss)	(0.189)		(0.063)	2.973	(4.555)	(0.661)	0.664
Distributions to preferred shareholders
From net investment income(1)	(0.016)		(0.032)	(0.053)	(0.299)	(0.300)	(0.274)

Total income (loss) from operations	$0.264		$0.817	$3.848	$(3.868)	$(0.008)	$1.373

Less Distributions to Common Shareholders

From net investment income	$(0.434)		$(0.867)	$(0.788)	$(0.652)	$(0.662)	$(0.733)

Total distributions to common shareholders	$(0.434)		$(0.867)	$(0.788)	$(0.652)	$(0.662)	$(0.733)

Net asset value — End of period (Common shares)	$13.160		$13.330	$13.380	$10.320	$14.840	$15.510

Market value — End of period (Common shares)	$12.980		$12.930	$13.050	$9.600	$12.790	$14.560

Total Investment Return on Net Asset Value(2)	2.26	%(3)	6.13%	39.16%	(26.57)%	0.27%	9.68%

Total Investment Return on Market Value(2)	3.99	%(3)	5.57%	45.88%	(20.75)%	(7.95)%	4.44%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust

	Six Months Ended		Year Ended November 30,
	May 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$35,742		$36,210	$36,255	$27,944	$40,182		$41,998
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.97	%(5)	1.88%	2.11%	2.06%	1.95	%(6)	1.94%
Interest and fee expense(7)	0.05	%(5)	0.06%	0.21%	0.37%	0.70%		0.93%
Total expenses before custodian fee reduction	2.02	%(5)	1.94%	2.32%	2.43%	2.65	%(6)	2.87%
Expenses after custodian fee reduction excluding interest and fees	1.96	%(5)	1.88%	2.11%	2.04%	1.94	%(6)	1.93%
Net investment income	7.43	%(5)	6.61%	7.61%	7.23%	6.28%		6.53%
Portfolio Turnover	6	%(3)	17%	23%	25%	23%		18%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.22	%(5)	1.20%	1.28%	1.28%	1.27	%(6)	1.25%
Interest and fee expense(7)	0.03	%(5)	0.04%	0.13%	0.23%	0.45%		0.60%
Total expenses before custodian fee reduction	1.25	%(5)	1.24%	1.41%	1.51%	1.72	%(6)	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.22	%(5)	1.20%	1.28%	1.27%	1.26	%(6)	1.24%
Net investment income	4.60	%(5)	4.22%	4.63%	4.50%	4.06%		4.21%

Senior Securities:
Total preferred shares outstanding	847		847	847	889	900		900
Asset coverage per preferred share(8)	$67,198		$67,752	$67,806	$56,439	$69,658		$71,672
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Trust seeks to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2010, the following Trusts, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
Expiration Date	Trust	Trust	Trust	Trust	Trust	Trust	Trust

November 30, 2011	$—	$—	$443,883	$177,350	$—	$—	$—
November 30, 2012	995,999	—	697,198	—	—	764,355	502,868
November 30, 2013	—	—	224,050	—	—	588,403	389,289
November 30, 2016	6,689,345	692,532	517,712	—	2,354,581	736,482	800,874
November 30, 2017	4,084,290	991,790	337,540	3,185,143	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527

	$12,125,505	$1,684,322	$2,254,717	$4,875,345	$6,197,819	$2,970,933	$2,022,558

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited) — continued

As of May 31, 2011, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trusts’ federal tax returns filed in the 3-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service.

D Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as realized loss on extinguishment of debt. At May 31, 2011, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California	Massachusetts	New Jersey	New York	Pennsylvania
	Trust	Trust	Trust	Trust	Trust

Floating Rate Notes Outstanding	$19,555,000	$4,885,000	$11,255,000	$20,455,000	$1,650,000
Interest Rate or Range of Interest Rates (%)	0.18 - 0.24	0.18 - 0.25	0.18 - 0.38	0.16 - 0.27	0.19 - 0.23
Collateral for Floating Rate Notes Outstanding	$25,941,141	$6,452,753	$15,268,979	$25,990,615	$2,812,978

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited) — continued

For the six months ended May 31, 2011, the Trusts’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	California	Massachusetts	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust

Average Floating Rate Notes Outstanding	$19,209,615	$4,885,000	$12,989,071	$20,549,533	$674,945	$1,958,571
Average Interest Rate	0.79%	0.82%	0.83%	0.80%	0.94%	0.94%

The Trusts may enter into shortfall and forbearance agreements with the broker by which a Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2011.

The Trusts may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Interest Rate Swaps — Pursuant to interest rate swap agreements, a Trust makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Trust is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to May 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited) — continued

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3 Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at May 31, 2011, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

APS Dividend Rates at 5/31/11	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Dividends Accrued to APS Shareholders	$100,856	$40,314	$34,534	$67,456	$67,138	$45,896	$42,578
Average APS Dividend Rates	0.40%	0.40%	0.40%	0.40%	0.40%	0.41%	0.40%
Dividend Rate Ranges (%)	0.31 - 0.69	0.31 - 0.69	0.31 - 0.50	0.31 - 0.69	0.31 - 0.69	0.31 - 0.69	0.31 - 0.69

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of May 31, 2011.

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.670% (0.685% prior to May 1, 2011) of each Trust’s average weekly gross assets to May 1, 2012 and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM, the annual adviser fee rate will be reduced by 0.015% every May 1 for the next eighteen years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2011, the investment adviser fees and administration fees were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Investment Adviser Fee	$481,432	$192,378	$147,403	$327,414	$381,395	$199,806	$193,639
Administration Fee	$141,099	$56,383	$43,202	$95,959	$111,781	$58,560	$56,752

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited) — continued

Except for Trustees of the Trusts who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2011 were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Purchases	$15,476,785	$5,897,178	$4,926,482	$6,050,125	$12,172,363	$4,743,340	$3,246,441
Sales	$18,045,946	$6,840,067	$4,019,408	$11,565,682	$13,609,533	$2,212,958	$3,755,723

6 Common Shares of Beneficial Interest

Common shares issued pursuant to the Trusts’ dividend reinvestment plan for the six months ended May 31, 2011 and the year ended November 30, 2010 were as follows:

	California	Massachusetts	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust

Six Months Ended May 31, 2011 (Unaudited)	9,264	5,774	5,077	8,211	8,348	—
Year Ended November 30, 2010	22,026	12,738	27,868	35,153	11,892	6,938

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2011, as determined on a federal income tax basis, were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Aggregate cost	$138,325,495	$56,111,139	$45,322,359	$89,890,159	$103,053,991	$58,836,981	$56,584,030

Gross unrealized appreciation	$4,785,366	$1,369,706	$916,206	$2,488,192	$2,707,758	$1,671,269	$1,357,282
Gross unrealized depreciation	(9,176,749)	(2,427,908)	(2,302,389)	(3,519,579)	(5,328,079)	(2,534,239)	(2,455,162)

Net unrealized depreciation	$(4,391,383)	$(1,058,202)	$(1,386,183)	$(1,031,387)	$(2,620,321)	$(862,970)	$(1,097,880)

8 Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At May 31, 2011, Ohio Trust had a payment due to SSBT pursuant to the foregoing arrangement of $80,249.

9 Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at May 31, 2011 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Trust	Date	Contracts	Position	Cost	Value	Depreciation

California	9/11	68 U.S. 10-Year Treasury Note	Short	$(8,274,626)	$(8,337,438)	$(62,812)
	9/11	88 U.S. 30-Year Treasury Bond	Short	$(10,910,464)	$(10,986,250)	$(75,786)

Massachusetts	9/11	60 U.S. 10-Year Treasury Note	Short	$(7,301,140)	$(7,356,562)	$(55,422)

Michigan	9/11	1 U.S. 10-Year Treasury Note	Short	$(121,685)	$(122,609)	$(924)
	9/11	8 U.S. 30-Year Treasury Bond	Short	$(991,861)	$(998,750)	$(6,889)

New Jersey	9/11	125 U.S. 30-Year Treasury Bond	Short	$(15,497,818)	$(15,605,469)	$(107,651)

New York	9/11	75 U.S. 10-Year Treasury Note	Short	$(9,126,424)	$(9,195,703)	$(69,279)

Ohio	9/11	6 U.S. 10-Year Treasury Note	Short	$(730,114)	$(735,656)	$(5,542)
	9/11	21 U.S. 30-Year Treasury Bond	Short	$(2,603,633)	$(2,621,719)	$(18,086)

Pennsylvania	9/11	50 U.S. 30-Year Treasury Bond	Short	$(6,199,127)	$(6,242,187)	$(43,060)

Interest Rate Swaps
California Trust
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Bank of America	$3,412,500	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(92,711)

					$(92,711)

Massachusetts Trust
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Bank of America	$1,250,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(33,960)

JPMorgan Chase Co.	787,500	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(63,290)

					$(97,250)

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited) — continued

Michigan Trust
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Bank of America	$400,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(10,867)

					$(10,867)

New Jersey Trust
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Bank of America	$2,187,500	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(59,430)

JPMorgan Chase Co.	1,362,500	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(109,501)

					$(168,931)

New York Trust
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Bank of America	$5,200,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(141,275)

JPMorgan Chase Co.	1,600,000	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(128,588)

					$(269,863)

Ohio Trust
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Bank of America	$750,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(20,376)

JPMorgan Chase Co.	812,500	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(65,299)

					$(85,675)

Pennsylvania Trust
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation

Bank of America	$1,000,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(27,168)

JPMorgan Chase Co.	912,500	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(73,335)

					$(100,503)

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited) — continued

The effective date represents the date on which a Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2011, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trusts enter into interest rate swap contracts. The Trusts also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Trusts enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those swaps in a liability position. At May 31, 2011, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Trust. The value of securities pledged as collateral, if any, for open interest rate swap contracts at May 31, 2011 is disclosed in a note to each Trust’s Portfolio of Investments.

The non-exchange traded derivatives in which a Trust invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At May 31, 2011, the maximum amount of loss the Trusts would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Trust. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at May 31, 2011 were as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Liability Derivative:
Futures Contracts(1)	$(138,598)	$(55,422)	$(7,813)	$(107,651)	$(69,279)	$(23,628)	$(43,060)
Interest Rate Swaps(2)	(92,711)	(97,250)	(10,867)	(168,931)	(269,863)	(85,675)	(100,503)

Total	$(231,309)	$(152,672)	$(18,680)	$(276,582)	$(339,142)	$(109,303)	$(143,563)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2011 was as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(877,387)	$(161,631)	$(45,681)	$231,122	$233,112	$2,174	$143,244
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$(74,935)	$(154,782)	$3,820	$(288,596)	$(195,189)	$(111,600)	$(167,184)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended May 31, 2011, which are indicative of the volume of these derivative types, were approximately as follows:

	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Trust	Trust	Trust	Trust	Trust	Trust	Trust

Average Notional Amount:
Futures Contracts	$11,200,000	$4,286,000	$657,000	$12,500,000	$7,071,000	$2,057,000	$5,000,000
Interest Rate Swaps	$3,412,500	$2,037,500	$400,000	$3,550,000	$6,800,000	$1,562,500	$1,912,500

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Trusts’ investments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$153,489,112	$—	$153,489,112

Total Investments	$—	$153,489,112	$—	$153,489,112

Liability Description

Futures Contracts	$(138,598)	$—	$—	$(138,598)
Interest Rate Swaps	—	(92,711)	—	(92,711)

Total	$(138,598)	$(92,711)	$—	$(231,309)

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$59,937,937	$—	$59,937,937

Total Investments	$—	$59,937,937	$—	$59,937,937

Liability Description

Futures Contracts	$(55,422)	$—	$—	$(55,422)
Interest Rate Swaps	—	(97,250)	—	(97,250)

Total	$(55,422)	$(97,250)	$—	$(152,672)

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$43,936,176	$—	$43,936,176

Total Investments	$—	$43,936,176	$—	$43,936,176

Liability Description

Futures Contracts	$(7,813)	$—	$—	$(7,813)
Interest Rate Swaps	—	(10,867)	—	(10,867)

Total	$(7,813)	$(10,867)	$—	$(18,680)

Eaton Vance
Municipal Income Trusts

May 31, 2011

Notes to Financial Statements (Unaudited) — continued

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$100,113,772	$—	$100,113,772

Total Investments	$—	$100,113,772	$—	$100,113,772

Liability Description

Futures Contracts	$(107,651)	$—	$—	$(107,651)
Interest Rate Swaps	—	(168,931)	—	(168,931)

Total	$(107,651)	$(168,931)	$—	$(276,582)

New York Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$120,888,670	$—	$120,888,670

Total Investments	$—	$120,888,670	$—	$120,888,670

Liability Description

Futures Contracts	$(69,279)	$—	$—	$(69,279)
Interest Rate Swaps	—	(269,863)	—	(269,863)

Total	$(69,279)	$(269,863)	$—	$(339,142)

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,974,011	$—	$57,974,011

Total Investments	$—	$57,974,011	$—	$57,974,011

Liability Description

Futures Contracts	$(23,628)	$—	$—	$(23,628)
Interest Rate Swaps	—	(85,675)	—	(85,675)

Total	$(23,628)	$(85,675)	$—	$(109,303)

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,136,150	$—	$57,136,150

Total Investments	$—	$57,136,150	$—	$57,136,150

Liability Description

Futures Contracts	$(43,060)	$—	$—	$(43,060)
Interest Rate Swaps	—	(100,503)	—	(100,503)

Total	$(43,060)	$(100,503)	$—	$(143,563)

The Trusts held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Annual Meeting of Shareholders (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 25, 2011. The following action was taken by the shareholders of each Trust:

Item 1: The election of William H. Park and Helen Frame Peters as Class III Trustees of each Trust for a term expiring in 2014.

	Nominee for Class III Trustee	Nominee for Class III Trustee
	Elected by All Shareholders:	Elected by All Shareholders:
Trust	William H. Park	Helen Frame Peters

California Trust
For	6,520,685	6,520,685
Withheld	185,534	185,534
Massachusetts Trust
For	2,556,414	2,503,655
Withheld	50,358	103,117
Michigan Trust
For	1,721,121	1,696,681
Withheld	159,086	183,526
New Jersey Trust
For	4,358,020	4,358,019
Withheld	48,104	48,105
New York Trust
For	4,873,176	4,875,211
Withheld	224,568	222,533
Ohio Trust
For	2,667,124	2,665,340
Withheld	62,548	64,332
Pennsylvania Trust
For	2,459,479	2,458,275
Withheld	36,817	38,021

Eaton Vance
Municipal Income Trusts

May 31, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Municipal Income Trusts

May 31, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust
•	Eaton Vance Massachusetts Municipal Income Trust
•	Eaton Vance Michigan Municipal Income Trust
•	Eaton Vance New Jersey Municipal Income Trust
•	Eaton Vance New York Municipal Income Trust
•	Eaton Vance Ohio Municipal Income Trust
•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, and five-, and for certain Funds, ten-year periods ended September 30, 2010 for each Fund in operation over such periods. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate reasonably stable levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk and credit risk, consistent with each Fund’s objective of providing current income. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of such Fund’s life. The Board considered that, in response to inquiries by the Contract Review Committee, the Adviser had agreed to implement a series of permanent reductions in management fees and that the first such reduction became effective on May 1, 2010. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board also considered the fact that the Funds are not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale.

Eaton Vance
Municipal Income Trusts

May 31, 2011

Officers and Trustees

Officers

Cynthia J. Clemson President of CEV, EMI, EVY, EVO and EVP Thomas M. Metzold President of MMV and EVJ Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of May 31, 2011, Fund records indicate that there are 102, 90, 57, 112, 100, 83 and 103 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,416, 1,159, 1,176, 1,901, 2,243, 1,449 and 1,388 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ
New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

Eaton Vance
Municipal Income Trusts

May 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month-end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

147-7/11	CE-MUNISRC7

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust
By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: July 11, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: July 11, 2011

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: July 11, 2011